Basis of Presentation (Policies)	9 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions and balances have been eliminated.

Stock Splits

Stock Splits

In June 2013, the Company effected a 4-for-1 stock split of all outstanding shares of redeemable convertible preferred stock. In addition, in September 2014, the Company effected a 2-for-1 stock split of all outstanding shares of the Company’s capital stock, including common stock and redeemable convertible preferred stock.

On May 27, 2015, the Company effected a 3-for-2 stock split of all outstanding shares of the Company’s capital stock, including its common stock and its redeemable convertible preferred stock. All share, option, RSU, warrant, and per share information presented in the consolidated financial statements has been adjusted to reflect the stock splits on a retroactive basis for all periods presented and all share information is rounded down to the nearest whole share after reflecting the stock splits.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The estimates and assumptions made by management related to revenue recognition, accruals for the Fitbit Force recall, reserves for sales returns and incentives, reserves for warranty, valuation of stock options, fair value of warrant liability and derivative assets and liabilities, allowance for doubtful accounts, inventory valuation, and the valuations of deferred income tax assets and uncertain tax positions. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

Changes to Previously Issued Financial Statements

Changes to Previously Issued Financial Statements

The Company has reclassified certain amounts from its previously issued consolidated financial statements to conform to the presentation for 2014. Specifically, the Company revised its presentation of its sales returns reserve, except for estimated returns for the Fitbit Force product recall, previously included in accrued liabilities, which is now presented as a reduction to accounts receivable. Accordingly, the accounts receivable and accrued liabilities decreased by $15.4 million on the consolidated balance sheet as of December 31, 2013. Additionally, the Company decreased both accounts receivable and deferred revenue by $16.8 million as of December 31, 2013 for amounts billed and in transit for which legal transfer of title had not yet occurred. These changes had no impact on the consolidated statements of operations or consolidated statements of cash flows.

The Company had certain immaterial reclassifications within the consolidated statements of cash flows to conform to the current year presentation. These reclassifications had no impact on the net change in cash and cash equivalents within the consolidated statements of cash flows.

During the preparation of the consolidated financial statements as of and for the year ended December 31, 2014, the Company identified errors within the Company’s consolidated statements of cash flows for the years ended December 31, 2012 and 2013, which financial statements were revised to correct the errors. The Company revised the consolidated statement of cash flows for the year ended December 31, 2012 to decrease both net cash used in operating activities and net cash provided by financing activities by $0.4 million and for the year ended December 31, 2013 to increase net cash provided by operating activities and decrease net cash provided by financing activities by $0.2 million. The Company evaluated the errors and concluded that they were not material to the 2012 and 2013 financial statements.

During the preparation of the consolidated financial statements as of and for the quarter ended March 31, 2015, the Company identified an error within the consolidated statement of cash flows for the year ended December 31, 2014. The Company revised the consolidated statement of cash flows for the year ended December 31, 2014 to correct an immaterial error in classification related to accruals for capital expenditure items. The revision increased both net cash provided by operating activities and net cash used in investing activities by $1.9 million. This had no impact on the net change in cash and cash equivalents within the consolidated statements of cash flows. The Company evaluated the error and concluded that it was not material to the 2014 financial statements.

Comprehensive Income

Comprehensive Income (Loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income, net of tax. Other comprehensive income refers to revenue, expenses, and gains and losses that are recorded as an element of stockholders’ equity but are excluded from net income (loss). The Company’s other comprehensive income consists of net unrealized gains and losses on derivative instruments accounted for as cash flow hedges, foreign currency translation adjustments from those subsidiaries not using the U.S. dollar as their functional currency, and unrealized gains and losses on available-for-sale securities.

Unaudited Interim Consolidated Financial Statements

Unaudited Interim Consolidated Financial Statements

The accompanying interim consolidated balance sheet as of September 30, 2015, the interim consolidated statements of operations, comprehensive income (loss), and cash flows for the nine months ended September 30, 2014 and 2015, and the interim consolidated statement of redeemable convertible preferred stock and stockholders’ equity (deficit) for the nine months ended September 30, 2015 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the audited consolidated financial statements, and in management’s opinion, includes all adjustments, consisting of only normal recurring adjustments, necessary for the fair statement of the Company’s financial position as of September 30, 2015 and its results of operations and cash flows for the nine months ended September 30, 2014 and 2015. The financial data and the other financial information disclosed in the notes to these consolidated financial statements related to the nine-month periods are also unaudited. The results of operations for the nine months ended September 30, 2015 are not necessarily indicative of the results to be expected for the full fiscal year or any other period.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include all cash balances and highly liquid investments with original maturities of three months or less from the date of purchase. As of December 31, 2013 and 2014, cash and cash equivalents consisted of cash in bank deposits and money market accounts held at financial institutions.

Restricted Cash

Restricted Cash

In 2013, the Company entered into a facility lease and a sublease under which the Company is required to maintain letters of credit, with the landlord named as the beneficiary. The letters of credit required a certain amount of cash to be kept in a separate account as collateral. The $2.3 million of restricted cash has been excluded from the Company’s cash and cash equivalents and is classified as restricted cash on the accompanying consolidated balance sheet as of December 31, 2013. The restricted cash related to the lease agreements was released during 2014 and was no longer restricted.

Foreign Currencies

Foreign Currencies

The Company and certain of the Company’s wholly-owned subsidiaries use the U.S. dollar as their functional currency. The Company’s subsidiaries that use the U.S. dollar as their functional currency remeasure local currency denominated monetary assets and liabilities at exchange rates in effect at the end of each period, and inventories, property, plant and equipment and other nonmonetary assets and liabilities at historical rates. Gains and losses from these remeasurements have been included in the Company’s operating results. Local currency transactions of these international operations are remeasured into U.S. dollars at the rates of exchange in effect at the date of the transaction.

The Company translates the assets and liabilities of its non-U.S. dollar functional currency subsidiaries into U.S. dollars using exchange rates in effect at the end of each period. Revenue and expenses for these subsidiaries are translated using rates that approximate those in effect during the related period. Gains and losses from translations are recognized in foreign currency translation included in accumulated other comprehensive income (loss).

Foreign currency transaction gains and losses are recognized in other income (expense), net and were comprised of net losses of $0.2 million, $2.7 million, and $1.4 million for 2013, 2014, and the nine months ended September 30, 2015, respectively. Foreign currency transaction gains and losses were a net loss of $0.9 million for the nine months ended September 30, 2014. Foreign currency transaction gains and losses were insignificant for 2012.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash, cash equivalents, accounts receivables, and derivative instruments. Cash and cash equivalents are deposited with high quality financial institutions and may, at times, exceed federally insured limits. Management believes that the financial institutions that hold the Company’s deposits are financially credit worthy and, accordingly, minimal credit risk exists with respect to those balances. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal interest rate risk.

The Company’s accounts receivable are derived from customers located principally in the United States. The Company maintains credit insurance for some of its customer balances, performs ongoing credit evaluations of its customers, and maintains allowances for potential credit losses on customers’ accounts when deemed necessary. Credit losses historically have not been significant. The Company continuously monitors customer payments and maintains an allowance for doubtful accounts based on its assessment of various factors including historical experience, age of the receivable balances, and other current economic conditions or other factors that may affect customers’ ability to pay.

The Company’s derivative instruments expose it to credit risk to the extent that its counterparties may be unable to meet the terms of the agreements. The Company seeks to mitigate this risk by limiting counterparties to major financial institutions and by spreading the risk across several major financial institutions. In addition, the potential risk of loss with any one counterparty resulting from this type of credit risk is monitored on an ongoing basis.

Supplier Concentration

Supplier Concentration

The Company relies on third parties for the supply and manufacture of its products, as well as third-party logistics providers. In instances where these parties fail to perform their obligations, the Company may be unable to find alternative suppliers or satisfactorily deliver its products to its customers on time, if at all.

Inventories

Inventories

Inventories consist of finished goods and component parts, which are purchased from contract manufacturers and component suppliers. Inventories are stated at the lower of cost or market on a first-in, first-out basis. The Company assesses the valuation of inventory and periodically writes down the value for estimated excess and obsolete inventory based upon estimates of future demand and market conditions.

Point of Purchase ("POP") Displays

Point of Purchase (“POP”) Displays

The Company provides retailers with POP displays, generally free of charge, in order to facilitate the marketing of the Company’s products within retail stores. Any amounts capitalized related to the costs of the POP displays are recorded as prepaid expense on the consolidated balance sheets and recognized as expense over the expected period of the benefit provided by these assets, which is generally 12 months. The related expenses are included in sales and marketing expenses on the consolidated statements of operations and were $0.1 million, $0.4 million, $5.2 million, $3.2 million, and $16.2 million, for 2012, 2013, and 2014, and the nine months ended September 30, 2014 and September 30, 2015, respectively.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is calculated using the straight-line method over the estimated useful lives of the assets. Cost of maintenance and repairs that do not improve or extend the lives of the respective assets are expensed as incurred.

The useful lives of the property and equipment are as follows:

Tooling and manufacturing equipment	One to three years
Furniture and office equipment	Three years
Purchased software	Six months to three years
Capitalized internally-developed software	Two to three years
Leasehold improvements	Shorter of remaining lease term or estimated useful life

Internally-Developed Software Costs

Internally-Developed Software Costs

The Company capitalizes costs to develop internal-use software when preliminary development efforts are successfully completed, management has authorized and committed project funding, and it is probable that the project will be completed and the software will be used as intended. Costs incurred prior to meeting these criteria, together with costs incurred for training and maintenance, are expensed as incurred. Costs incurred for enhancements that are expected to result in additional material functionality are capitalized and expensed over the estimated useful life of the upgrades.

Capitalized internally-developed software costs, net, were $0.4 million as of December 31, 2014. The Company did not have any internally-developed software prior to 2014. Amortization expense related to capitalized internally-developed software costs was $0.1 million and $0.1 million for 2014 and the nine months ended September 2015, respectively.

Research and Development

Research and Development

Research and development expenses consist primarily of personnel-related expenses, consulting and contractor expenses, tooling and prototype materials, and allocated overhead costs. Substantially all of the Company’s research and development expenses are related to developing new products and services and improving existing products and services. To date, research and development expenses have been expensed as incurred, because the period between achieving technological feasibility and the release of products and services for sale has been short and development costs qualifying for capitalization have been insignificant.

Business Combinations, Goodwill, and Intangible Assets

Business Combinations, Goodwill, and Intangible Assets

The Company allocates the fair value of purchase consideration to tangible assets, liabilities assumed, and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is allocated to goodwill. The allocation of the purchase consideration requires management to make significant estimates and assumptions, especially with respect to intangible assets. These estimates can include, but are not limited to, future expected cash flows from acquired customers, acquired technology, and trade names from a market participant perspective, useful lives, and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, which is up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period, any subsequent adjustments are recorded to earnings.

The Company assesses goodwill for impairment at least annually and whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. Consistent with the determination that the Company has one reporting segment, the Company has determined that there is one reporting unit and tests goodwill for impairment at the entity level. Goodwill is tested using the two-step process in accordance with ASC 350, Intangibles—Goodwill and Other. In the first step, the carrying amount of the reporting unit is compared to the fair value based on the fair value of the Company’s common stock. If the fair value of the reporting unit exceeds the carrying value, goodwill is not considered impaired and no further testing is required. If the carrying value of the reporting unit exceeds the fair value, goodwill is potentially impaired and the second step of the impairment test must be performed. In the second step, the implied fair value of the goodwill, as defined by ASC 350, is compared to its carrying amount to determine the amount of impairment loss, if any.

Acquired finite-lived intangible assets are amortized over their estimated useful lives. The Company evaluates the recoverability of intangible assets for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If such review indicates that the carrying amount of property and equipment and intangible assets is not recoverable, the carrying amount of such assets is reduced to fair value. The Company has not recorded any such impairment charge during the years presented.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparison of the carrying amounts to the expected future undiscounted cash flows attributable to these assets. If it is determined that an asset is not recoverable, an impairment loss is recorded in the amount by which the carrying amount of the assets exceeds the expected discounted future cash flows arising from those assets.

Deferred Rent

Deferred Rent

Rent expense is recognized on a straight-line basis over the non-cancelable term of the operating lease. The Company records the difference between cash rent payments and recognized rent expense as a deferred rent liability included in accrued liabilities and other liabilities on the consolidated balance sheets. Incentives granted under the Company’s facility leases, including allowances to fund leasehold improvements, are deferred and are recognized as adjustments to rental expense on a straight-line basis over the term of the lease.

Redeemable Convertible Preferred Stock Warrant Liability

Redeemable Convertible Preferred Stock Warrant Liability

The Company’s redeemable convertible preferred stock warrants require liability classification and accounting as the underlying preferred stock is considered redeemable as discussed in Note 9. At initial recognition, the warrants are recorded at their estimated fair value. The warrants are subject to remeasurement at each balance sheet date, with changes in fair value recognized as a component of other income (expense), net. The Company will continue to adjust the warranty liability for changes in fair value until the earlier of the expiration or exercise of the warrants, or upon their automatic conversion into warrants to purchase common stock in connection with a qualified IPO such that they qualify for equity classification and no further remeasurement is required.

Sales Incentives

Sales Incentives

The Company offers sales incentives through various programs, consisting primarily of cooperative advertising and marketing development fund programs. The Company records advertising and marketing development fund programs with customers as a reduction to revenue unless it receives an identifiable benefit in exchange for credits claimed by the customer and can reasonably estimate the fair value of the identifiable benefit received, in which case the Company records it as a marketing expense. The Company recognizes a liability and reduces revenue for rebates or other incentives based on the estimated amount of rebates or credits that will be claimed by customers.

Cost of Revenue

Cost of Revenue

Cost of revenue consists of product costs, including costs of contract manufacturers for production, shipping and handling costs, packaging, warranty replacement costs, fulfillment costs, manufacturing and tooling equipment depreciation, warehousing costs, excess and obsolete inventory write-downs, costs related to the Fitbit Force product recall, and certain allocated costs related to management, facilities, and personnel-related expenses and other expenses associated with supply chain logistics.

Advertising Costs

Advertising Costs

Costs related to advertising and promotions, excluding co-op advertising costs, are expensed to sales and marketing as incurred. Advertising and promotion expenses for 2012, 2013, 2014, and the nine months ended September 30, 2014 and 2015 were $3.3 million, $9.5 million, $71.9 million, $16.1 million, and $119.5 million, respectively. Co-op advertising costs are recorded as a reduction to revenue, and for 2012, 2013, 2014, and the nine months ended September 30, 2014 and 2015 were $1.9 million, $5.7 million, $12.7 million, $6.9 million, and $21.9 million, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company measures its stock-based awards made to employees based on the estimated fair values of the awards as of the grant date using the Black-Scholes option-pricing model. The fair value of restricted stock units (“RSUs”) is the fair value of the Company’s common stock on the grant date. Stock-based compensation expense is recognized over the requisite service period on a straight-line basis and is recorded net of estimated forfeitures.

Stock-based compensation expenses for options granted to non-employees as consideration for services received are measured on the date of performance at the fair value of the consideration received or the fair value of the equity instruments issued, using the Black-Scholes option-pricing model, whichever can be more reliably measured. Stock-based compensation expenses for options granted to non-employees are remeasured as the underlying options vest.

The Company recognizes tax benefits related to stock-based compensation to the extent that the total reduction to its income tax liability from stock-based compensation is greater than the amount of the deferred tax assets previously recorded in anticipation of these benefits. The Company recognizes a benefit from stock-based compensation in equity to the extent that an incremental tax benefit is realized by following the ordering provisions of the tax laws.

Segment Information

Segment Information

The Company operates as one operating segment as it only reports financial information on an aggregate and consolidated basis to its Chief Executive Officer, who is the Company’s chief operating decision maker.

Income Taxes

Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes, which requires the recognition of deferred tax assets and liabilities for expected future consequences of temporary differences between the financial reporting and income tax bases of assets and liabilities using enacted tax rates. The Company makes estimates, assumptions, and judgments to determine its expense (benefit) for income taxes and also for deferred tax assets and liabilities and any valuation allowances recorded against its deferred tax assets. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes that recovery is not likely, the Company establishes a valuation allowance.

The calculation of the Company’s income tax expense involves the use of estimates, assumptions, and judgments while taking into account current tax laws, its interpretation of current tax laws, and possible outcomes of future tax audits. The Company has established reserves to address potential exposures related to tax positions that could be challenged by tax authorities. Although the Company believes its estimates, assumptions, and judgments to be reasonable, any changes in tax law or its interpretation of tax laws and the resolutions of potential tax audits could significantly impact the amounts provided for income taxes in its consolidated financial statements.

The calculation of the Company’s deferred tax asset balance involves the use of estimates, assumptions, and judgments while taking into account estimates of the amounts and type of future taxable income. Actual future operating results and the underlying amount and type of income could differ materially from the Company’s estimates, assumptions, and judgments, thereby impacting its financial position and operating results.

The Company includes interest and penalties related to unrecognized tax benefits within income tax expense. Interest and penalties related to unrecognized tax benefits have been recognized in the appropriate periods presented.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2014, the FASB issued ASU 2014-09 (ASC 606), Revenue from Contracts with Customers, which affects any entity that either enters into contracts with customers to transfer goods and services or enters into contracts for the transfer of nonfinancial assets. ASU 2014-09 will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. The standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under the currently effective guidance. These may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. ASU 2014-09 is effective for annual periods beginning after December 15, 2016, including interim periods within that period. Early adoption is not permitted. The FASB recently issued an exposure draft of a proposed ASU that would delay the effective date of ASU 2014-09 by one year and allow for early adoption. In July 2015, the FASB approved a one-year deferral of the effective date of the standard. ASU 2014-09 will become effective for the Company on January 1, 2018 and can be adopted either retrospectively to each prior reporting period presented or as a cumulative effect adjustment as of the date of adoption. Early adoption is permitted but not before the original effective date of annual periods beginning after December 15, 2016. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.